UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Holding Inc.
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  028-04174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/           Howard M. Felson     New York, NY/USA     February 05, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $379,051 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-03765                     Allen & Company Incorporated

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGAN INC                      COM              04010E109     1161    64516 SH       DEFINED 1               64516        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    67030      500 SH       DEFINED 1                 500        0        0
CARDICA INC                    COM              14141R101      460   417938 SH       DEFINED 1              417938        0        0
COCA COLA CO                   COM              191216100   217500  6000000 SH       DEFINED 1             6000000        0        0
CONOCOPHILLIPS                 COM              20825C104     5799   100000 SH       DEFINED 1              100000        0        0
EXPEDIA INC DEL                COM NEW          30212P303      529     8609 SH       SOLE                     8609        0        0
EXPEDIA INC DEL                COM NEW          30212P303    17903   291391 SH       DEFINED 1              291391        0        0
FACEBOOK INC                   CL A             30303M102      249     9362 SH       DEFINED 1                9362        0        0
GENERAL ELECTRIC CO            COM              369604103    10495   500000 SH       DEFINED 1              500000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508    37633   796603 SH       DEFINED 1              796603        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      407     8609 SH       SOLE                     8609        0        0
MANNKIND CORP                  COM              56400P201      206    89281 SH       DEFINED 1               89281        0        0
MELA SCIENCES INC              COM              55277R100      338   188665 SH       DEFINED 1              188665        0        0
PHILLIPS 66                    COM              718546104     2655    50000 SH       DEFINED 1               50000        0        0
TRIPADVISOR INC                COM              896945201    12576   300000 SH       DEFINED 1              300000        0        0
WORKDAY INC                    CL A             98138H101     4110    75415 SH       DEFINED 1               75415        0        0